CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net (loss)/income	$ (94,040)	$ 78,998	$ 74,623
Other comprehensive (loss)/income:
Foreign currency translation	(36,263)	(21,977)	13,880
Defined benefit pension plan:
Net actuarial loss (net of tax of $743, $67 and $120)	(2,073)	(186)	(814)
Amortization of prior service cost (net of tax of $4, $6 and $4)	(4)	15	15
Foreign currency translation	167	244	(127)
Other comprehensive (loss)/income	(38,173)	(21,904)	12,954
Comprehensive (loss)/income	(132,213)	57,094	87,577
Comprehensive income attributable to non-controlling interests	4,658	5,428	5,886
Comprehensive (loss)/income attributable to UTi Worldwide Inc.	$ (136,871)	$ 51,666	$ 81,691